Note 13 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares issued and outstanding at beginning of period (in shares)	35,939,011	35,970,605
Issued during the period (in shares)	72,023	129,867
Repurchased during the period (in shares)	(45,247)	(87,214)
Weighted average number of shares used in computing basic earnings per share (in shares)	35,965,787	36,013,258
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method (in shares)	399,997	411,769
Number of shares used in computing diluted earnings per share (in shares)	36,365,784	36,425,027